COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS
Schedule of future minimum lease payments under such non-cancelable leases	Future minimum lease payments under such non-cancelable leases as of December 31, 2013 are as follows:
Year 2014	5,063
Year 2015	2,991
Year 2016	1,212
9,266